UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2025

DATE OF REPORTING PERIOD:	January 1, 2025 through December 31, 2025

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Calamos Growth and Income Portfolio

Calamos Growth and Income Portfolio

Annual Shareholder Report  - December 31, 2025

This annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$138	1.27%

HOW THE PORTFOLIO PERFORMED

For the 12 months ended December 31, 2025 ("annual period"), the Portfolio performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Portfolio’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Portfolio’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring.

GROWTH OF $10,000

	Calamos Growth and Income Portfolio	S&P 500 Total Return Index
12/31/15	$10,000	$10,001
01/31/16	$9,524	$9,505
02/29/16	$9,431	$9,492
03/31/16	$9,927	$10,136
04/30/16	$9,977	$10,175
05/31/16	$10,127	$10,358
06/30/16	$10,048	$10,385
07/31/16	$10,335	$10,768
08/31/16	$10,378	$10,783
09/30/16	$10,418	$10,785
10/31/16	$10,288	$10,588
11/30/16	$10,482	$10,980
12/31/16	$10,632	$11,197
01/31/17	$10,766	$11,410
02/28/17	$11,102	$11,863
03/31/17	$11,111	$11,876
04/30/17	$11,246	$11,998
05/31/17	$11,388	$12,167
06/30/17	$11,402	$12,243
07/31/17	$11,605	$12,495
08/31/17	$11,628	$12,533
09/30/17	$11,741	$12,792
10/31/17	$11,967	$13,090
11/30/17	$12,193	$13,492
12/31/17	$12,281	$13,642
01/31/18	$12,969	$14,423
02/28/18	$12,597	$13,891
03/31/18	$12,340	$13,538
04/30/18	$12,348	$13,590
05/31/18	$12,602	$13,917
06/30/18	$12,601	$14,003
07/31/18	$12,991	$14,524
08/31/18	$13,333	$14,998
09/30/18	$13,353	$15,083
10/31/18	$12,532	$14,052
11/30/18	$12,747	$14,338
12/31/18	$11,742	$13,044
01/31/19	$12,564	$14,089
02/28/19	$12,891	$14,541
03/31/19	$13,085	$14,824
04/30/19	$13,568	$15,424
05/31/19	$12,890	$14,444
06/30/19	$13,600	$15,462
07/31/19	$13,769	$15,684
08/31/19	$13,574	$15,436
09/30/19	$13,687	$15,724
10/31/19	$13,933	$16,065
11/30/19	$14,325	$16,648
12/31/19	$14,744	$17,151
01/31/20	$14,735	$17,144
02/29/20	$13,765	$15,733
03/31/20	$12,390	$13,789
04/30/20	$13,736	$15,557
05/31/20	$14,444	$16,298
06/30/20	$14,809	$16,622
07/31/20	$15,553	$17,560
08/31/20	$16,568	$18,822
09/30/20	$15,989	$18,107
10/31/20	$15,639	$17,625
11/30/20	$17,286	$19,554
12/31/20	$18,051	$20,306
01/31/21	$17,814	$20,101
02/28/21	$18,490	$20,655
03/31/21	$18,865	$21,560
04/30/21	$19,822	$22,711
05/31/21	$19,850	$22,869
06/30/21	$20,177	$23,403
07/31/21	$20,493	$23,959
08/31/21	$20,981	$24,688
09/30/21	$20,115	$23,539
10/31/21	$21,418	$25,189
11/30/21	$21,131	$25,014
12/31/21	$21,913	$26,135
01/31/22	$20,772	$24,783
02/28/22	$20,235	$24,041
03/31/22	$20,774	$24,933
04/30/22	$19,079	$22,759
05/31/22	$19,058	$22,801
06/30/22	$17,569	$20,919
07/31/22	$18,900	$22,848
08/31/22	$18,282	$21,916
09/30/22	$16,768	$19,897
10/31/22	$17,933	$21,508
11/30/22	$18,752	$22,710
12/31/22	$17,734	$21,402
01/31/23	$18,745	$22,747
02/28/23	$18,229	$22,192
03/31/23	$18,783	$23,006
04/30/23	$19,065	$23,365
05/31/23	$19,087	$23,467
06/30/23	$20,113	$25,018
07/31/23	$20,613	$25,821
08/31/23	$20,254	$25,410
09/30/23	$19,434	$24,199
10/31/23	$19,053	$23,690
11/30/23	$20,511	$25,853
12/31/23	$21,302	$27,028
01/31/24	$21,564	$27,482
02/29/24	$22,513	$28,950
03/31/24	$23,113	$29,881
04/30/24	$22,248	$28,660
05/31/24	$23,157	$30,082
06/30/24	$23,904	$31,161
07/31/24	$23,971	$31,540
08/31/24	$24,448	$32,305
09/30/24	$25,008	$32,995
10/31/24	$24,874	$32,696
11/30/24	$26,229	$34,615
12/31/24	$25,793	$33,790
01/31/25	$26,527	$34,731
02/28/25	$25,949	$34,278
03/31/25	$24,583	$32,347
04/30/25	$24,620	$32,127
05/31/25	$26,086	$34,150
06/30/25	$27,487	$35,886
07/31/25	$28,074	$36,692
08/31/25	$28,502	$37,435
09/30/25	$29,672	$38,802
10/31/25	$30,333	$39,710
11/30/25	$30,259	$39,808
12/31/25	$30,280	$39,832

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Calamos Growth and Income Portfolio	17.40	10.90	11.72
S&P 500 Total Return Index	17.81	14.43	14.82

The Portfolio's past performance is not a good predictor of the Portfolio's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth and Income Portfolio

Annual Shareholder Report  - December 31, 2025

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,130,849	146	34%	$247,196

WHAT DID THE PORTFOLIO INVEST IN?

The Portfolio pursued lower-volatility equity participation through a multi-asset class portfolio of stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.6
Financials	12.4
Communication Services	11.0
Consumer Discretionary	10.2
Industrials	9.0
Health Care	8.7
Utilities	3.7
Consumer Staples	3.5
Energy	3.2
Materials	2.4
Other	1.9
Real Estate	0.8

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.6
Apple, Inc.	6.1
Microsoft Corp.	5.7
Alphabet, Inc. - Class A	5.1
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.7
Meta Platforms, Inc. - Class A	2.5
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.7
Eli Lilly & Co.	1.5

For additional information about the Portfolio, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CATTSRA  25

Item 1(b). Not applicable.

ITEM 2: CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph(b) of this Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has five audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, William R. Rybak, Virginia G. Breen, Christopher M. Toub, Karen L. Stuckey, Hugh Armstrong, and Jeffrey S. Phlegar. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of directors.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fiscal Years Ended	12/31/2024	12/31/2025
Audit Fees (a)	$39,563	$35,590
Audit-Related Fees(b)	$17,160	$16,022
Tax Fees(c)	$-	$-
All Other Fees(d)	$-	$-
Total	$56,723	$51,612

(a)       Audit fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)       Audit-related fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)       Tax fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d)       All other fees are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e)       (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e) (2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)–(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment advisor or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended	12/31/2024	12/31/2025
Registrant	$-	$-
Investment Adviser	$-	$-

(h) No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Growth and Income Portfolio

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION DECEMBER 31, 2025

Statement of Assets and Liabilities December 31, 2025

ASSETS
Investments in securities, at value (cost $15,897,021)*	$33,855,761
Cash with custodian	602,001
Restricted cash for short positions	120
Receivables:
Accrued interest and dividends	30,275
Portfolio shares sold	19
Prepaid expenses	842
Other assets	117,620
Total assets	34,606,638
LIABILITIES
Collateral for securities loaned	275,163
Foreign currency overdraft (cost $2)	2
Options written, at value (premium $19,980)	18,448
Payables:
Portfolio shares redeemed	1,191
Affiliates:
Investment advisory fees	22,015
Deferred compensation to trustees	117,620
Trustees' fees and officer compensation	477
Other accounts payable and accrued liabilities	40,873
Total liabilities	475,789
NET ASSETS	$34,130,849
COMPOSITION OF NET ASSETS
Paid in capital	$14,031,098
Accumulated distributable earnings (loss)	20,099,751
NET ASSETS	$34,130,849
Shares outstanding (no par value; unlimited number of shares authorized)	1,378,876
Net asset value and redemption price per share	$24.75
* Includes securities on loan	$269,652

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Operations Year Ended December 31, 2025

INVESTMENT INCOME
Interest	$122,059
(Amortization)/accretion of investment securities	(126,367)
Net interest	(4,308)
Dividends	312,846
Dividend taxes withheld	(340)
Securities lending income, net of rebates received or paid to borrowers	1,100
Total investment income	309,298
EXPENSES
Investment advisory fees	247,196
Audit fees	63,525
Legal fees	36,965
Printing and mailing fees	23,306
Accounting fees	12,182
Trustees' fees and officer compensation	11,424
Transfer agent fees	7,679
Custodian fees	6,136
Fund administration fees	1,869
Tax fees	1,288
Other	8,111
Total expenses	419,681
NET INVESTMENT INCOME (LOSS)	(110,383)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	2,938,587
Purchased options	109,462
Foreign currency transactions	162
Written options	14,550
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	2,366,823
Purchased options	17,304
Written options	2,018
NET GAIN (LOSS)	5,448,906
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,338,523

See accompanying Notes to Financial Statements

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Statements of Changes in Net Assets

	YEAR ENDED DECEMBER 31, 2025	YEAR ENDED DECEMBER 31, 2024
OPERATIONS
Net investment income (loss)	$(110,383)	$(59,932)
Net realized gain (loss)	3,062,761	2,736,198
Change in unrealized appreciation/(depreciation)	2,386,145	3,209,668
Net increase (decrease) in net assets resulting from operations	5,338,523	5,885,934
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(2,832,907)	(589,260)
CAPITAL SHARE TRANSACTIONS
Issued	941,179	1,682,854
Issued in reinvestment of distributions	2,832,907	589,260
Redeemed	(4,881,109)	(4,355,409)
Net increase (decrease) in net assets from capital share transactions	(1,107,023)	(2,083,295)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,398,593	3,213,379
NET ASSETS
Beginning of year	$32,732,256	$29,518,877
End of year	$34,130,849	$32,732,256
CAPITAL SHARE TRANSACTIONS
Shares issued	41,608	77,973
Shares issued in reinvestment of distributions	138,784	28,553
Shares redeemed	(211,887)	(206,843)
Net increase (decrease) in capital shares outstanding	(31,495)	(100,317)

See accompanying Notes to Financial Statements

www.calamos.com

Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED DECEMBER 31,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$23.21	$19.54	$16.86	$22.85	$20.57
Income from investment operations:
Net investment income (loss)(a)	(0.08)	(0.04)	(0.01)	0.00 **	(0.09)
Net realized and unrealized gain (loss)	3.68	4.11	3.29	(4.18)	4.19
Total from investment operations	3.60	4.07	3.28	(4.18)	4.10
Distributions:
Dividends from net investment income	(0.07)	(0.08)	(0.10)	(0.13)	(0.08)
Dividends from net realized gains	(1.99)	(0.32)	(0.50)	(1.68)	(1.74)
Total distributions	(2.06)	(0.40)	(0.60)	(1.81)	(1.82)
Net asset value, end of year	$24.75	$23.21	$19.54	$16.86	$22.85
TOTAL RETURN
Total investment return based on:(b)
Net asset value(c)	17.40%	21.08%	20.12%	(19.07)%	21.40%
RATIOS TO AVERAGE NET ASSETS
Net expenses	1.27%	1.26%	1.44%	1.33%	1.20%
Net investment income (loss)	(0.33%)	(0.19%)	(0.08%)	(0.01%)	(0.40%)
SUPPLEMENTAL DATA
Net assets, end of year (000)	$34,131	$32,732	$29,519	$26,455	$35,663
Portfolio turnover rate	34%	29%	21%	23%	16%

**  Amounts are less than $0.005.

(a)  Net investment income allocated based on average shares method.

(b)  Performance figures of the Portfolio do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If they did, performance would be lower.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments December 31, 2025

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (16.4%)
	Communication Services (1.8%)
90,000	AST SpaceMobile, Inc.* 2.000%, 01/15/36	$90,649
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	114,422
120,000	Lyft, Inc.* 0.000%, 09/15/30	135,572
150,000	Uber Technologies, Inc. 0.875%, 12/01/28	195,004
75,000	0.000%, 05/15/28*	73,342
		608,989
	Consumer Discretionary (1.3%)
95,000	Alibaba Group Holding Ltd. 0.000%, 09/15/32	98,106
230,000	DoorDash, Inc.* 0.000%, 05/15/30	240,382
96,000	Etsy, Inc.* 1.000%, 06/15/30	97,458
		435,946
	Energy (0.3%)
100,000	Energy Fuels, Inc.* 0.750%, 11/01/31	103,881
		103,881
	Financials (1.1%)
85,000	Coinbase Global, Inc.* 0.000%, 10/01/32	76,474
45,000	Federal Realty OP LP* 3.250%, 01/15/29	45,658
75,000	Morgan Stanley Finance LLC 1.000%, 11/23/27	157,785
85,000	WisdomTree, Inc.* 4.625%, 08/15/30	88,151
		368,068
	Health Care (0.3%)
85,000	Alnylam Pharmaceuticals, Inc.* 0.000%, 09/15/28	81,937
26,000	Cogent Biosciences, Inc. 1.625%, 11/15/31	30,527
		112,464
	Industrials (2.1%)
125,000	AeroVironment, Inc. 0.000%, 07/15/30	136,324
160,000	Bloom Energy Corp.* 0.000%, 11/15/30	139,750
130,000	BWX Technologies, Inc.* 0.000%, 11/01/30	124,127
80,000	Fluor Corp. 1.125%, 08/15/29	91,465
PRINCIPAL AMOUNT		VALUE
140,000	JBT Marel Corp.* 0.375%, 09/15/30	$145,601
65,000	Tetra Tech, Inc. 2.250%, 08/15/28	70,610
		707,877
	Information Technology (5.8%)
105,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	172,319
160,000	Cloudflare, Inc.* 0.000%, 06/15/30	174,462
100,000	CyberArk Software Ltd.* 0.000%, 06/15/30	107,166
100,000	Datadog, Inc. 0.000%, 12/01/29	100,187
95,000	Guidewire Software, Inc. 1.250%, 11/01/29	104,687
85,000	Lumentum Holdings, Inc.* 0.375%, 03/15/32	182,025
80,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	97,346
95,000	Mirion Technologies, Inc.* 0.000%, 10/01/31	103,333
210,000	MKS, Inc. 1.250%, 06/01/30	268,827
40,000	Planet Labs PBC* 0.500%, 10/15/30	74,546
49,000	Rubrik, Inc.* 0.000%, 06/15/30	48,240
45,000	Seagate HDD Cayman 3.500%, 06/01/28	151,138
75,000	Snowflake, Inc. 0.000%, 10/01/29	116,274
100,000	Spotify USA, Inc. 0.000%, 03/15/26	113,855
40,000	Western Digital Corp. 3.000%, 11/15/28	183,555
		1,997,960
	Other (0.2%)
75,000	CoreWeave, Inc.* 1.750%, 12/01/31	71,396
		71,396
	Real Estate (0.5%)
120,000	Welltower OP LLC* 3.125%, 07/15/29	181,504
		181,504
	Utilities (3.0%)
195,000	CMS Energy Corp. 3.375%, 05/01/28	209,176
195,000	Duke Energy Corp. 4.125%, 04/15/26	201,123

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments December 31, 2025

PRINCIPAL AMOUNT		VALUE
125,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	$155,358
195,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	214,184
215,000	Southern Co. 4.500%, 06/15/27	229,936
		1,009,777
	TOTAL CONVERTIBLE BONDS (Cost $4,850,499)	5,597,862
NUMBER OF SHARES		VALUE
COMMON STOCKS (77.4%)
	Communication Services (9.2%)
5,600	Alphabet, Inc. - Class A	1,752,800
1,280	Meta Platforms, Inc. - Class A	844,916
2,950	Netflix, Inc.#	276,592
730	T-Mobile U.S., Inc.	148,219
995	Walt Disney Co.	113,201
		3,135,728
	Consumer Discretionary (8.9%)
5,990	Amazon.com, Inc.#	1,382,612
29	Booking Holdings, Inc.	155,305
560	Home Depot, Inc.	192,696
765	Lowe's Cos., Inc.	184,487
440	McDonald's Corp.	134,477
315	Royal Caribbean Cruises Ltd.	87,860
1,515	Starbucks Corp.	127,578
1,470	Tesla, Inc.#	661,089
725	TJX Cos., Inc.	111,367
		3,037,471
	Consumer Staples (3.5%)
2,685	Coca-Cola Co.	187,708
195	Costco Wholesale Corp.	168,156
1,570	Dollar General Corp.	208,449
1,220	Philip Morris International, Inc.	195,688
1,200	Procter & Gamble Co.	171,972
2,465	Walmart, Inc.	274,626
		1,206,599
	Energy (2.9%)
748	Chevron Corp.	114,003
2,475	EQT Corp.	132,660
3,080	Exxon Mobil Corp.	370,647
1,265	Marathon Petroleum Corp.	205,727
2,605	Williams Cos., Inc.	156,586
		979,623
NUMBER OF SHARES		VALUE
	Financials (11.0%)
435	American Express Co.	$160,928
500	Assurant, Inc.	120,425
5,645	Bank of America Corp.	310,475
90	Blackrock, Inc.	96,331
505	Capital One Financial Corp.~	122,392
395	Chubb Ltd.	123,287
2,255	Citigroup, Inc.	263,136
345	Goldman Sachs Group, Inc.	303,255
1,815	JPMorgan Chase & Co.~	584,829
755	Mastercard, Inc. - Class A	431,015
1,415	Morgan Stanley	251,205
310	S&P Global, Inc.	162,003
1,375	Visa, Inc. - Class A	482,226
3,655	Wells Fargo & Co.	340,646
		3,752,153
	Health Care (8.4%)
1,850	Abbott Laboratories	231,787
1,150	AbbVie, Inc.	262,763
1,585	Boston Scientific Corp.#	151,130
1,265	CVS Health Corp.	100,390
775	Danaher Corp.	177,413
470	Eli Lilly & Co.	505,100
165	Intuitive Surgical, Inc.#	93,449
605	IQVIA Holdings, Inc.#	136,373
1,675	Johnson & Johnson	346,641
2,495	Medtronic PLC	239,670
1,320	Merck & Co., Inc.	138,943
230	Stryker Corp.	80,838
390	Thermo Fisher Scientific, Inc.	225,986
490	UnitedHealth Group, Inc.	161,754
		2,852,237
	Industrials (5.6%)
7,405	CSX Corp.~	268,431
3,000	Delta Air Lines, Inc.	208,200
765	Emerson Electric Co.	101,531
480	GE Vernova, Inc.~	313,713
680	General Electric Co.	209,460
255	Parker-Hannifin Corp.	224,135
350	Quanta Services, Inc.	147,721
1,437	RTX Corp.	263,546
765	Union Pacific Corp.	176,960
		1,913,697
	Information Technology (25.0%)
7,630	Apple, Inc.	2,074,292
130	AppLovin Corp. - Class A#	87,597

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments December 31, 2025

NUMBER OF SHARES		VALUE
2,630	Broadcom, Inc.	$910,243
1,900	Cisco Systems, Inc.	146,357
180	Intuit, Inc.	119,236
1,250	Lam Research Corp.	213,975
775	Micron Technology, Inc.	221,193
4,025	Microsoft Corp.	1,946,570
11,995	NVIDIA Corp.	2,237,067
330	Oracle Corp.	64,320
910	Palantir Technologies, Inc. - Class A#	161,753
530	Salesforce, Inc.	140,402
1,475	ServiceNow, Inc.#	225,955
		8,548,960
	Materials (2.2%)
3,580	Freeport-McMoRan, Inc.	181,828
545	Linde PLC	232,383
675	Sherwin-Williams Co.	218,720
375	Vulcan Materials Co.	106,957
		739,888
	Real Estate (0.3%)
680	American Tower Corp.	119,388
		119,388
	Utilities (0.4%)
805	Vistra Corp.	129,871
		129,871
	TOTAL COMMON STOCKS (Cost $9,366,058)	26,415,615
CONVERTIBLE PREFERRED STOCKS (2.9%)
	Financials (0.3%)
1,360	Apollo Global Management, Inc. 6.750%, 07/31/26	102,707
		102,707
	Industrials (1.3%)
4,555	Boeing Co. 6.000%, 10/15/27	314,568
2,000	QXO, Inc. 5.500%, 05/15/28	110,300
		424,868
	Information Technology (0.8%)
2,010	Hewlett Packard Enterprise Co. 7.625%, 09/01/27	134,047
2,470	Microchip Technology, Inc. 7.500%, 03/15/28	143,952
		277,999
	Materials (0.2%)
1,190	Albemarle Corp. 7.250%, 03/01/27	70,674
		70,674
NUMBER OF SHARES		VALUE
	Utilities (0.3%)
875 CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)#§^**	3.369%, 09/15/29	$32,090
1,405	NextEra Energy, Inc. 7.299%, 06/01/27	72,736
		104,826
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $846,335)	981,074
EXCHANGE-TRADED FUND (0.7%)
	Other (0.7%)
1,410	iShares Biotechnology ETF^ (Cost $202,770)	237,966
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (0.8%)
	Other (0.8%)
285,000 U.S. Treasury Notes 3.750%, 04/15/26	(Cost $284,654)	285,189
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
	Consumer Discretionary (0.0%)
12	NIKE, Inc.
76,452	Call, 06/18/26, Strike $67.50	5,460
		5,460
	Energy (0.0%)
13	EQT Corp.
69,680	Call, 06/18/26, Strike $60.00	3,952
		3,952
	Information Technology (0.0%)
5	Oracle Corp.
97,455	Call, 06/18/26, Strike $230.00	7,588
		7,588
	Other (0.2%)
15	Invesco QQQ Trust Series 1
921,465	Put, 03/20/26, Strike $620.00	31,957
15	S&P 500® Index
1,022,880	Put, 02/20/26, Strike $675.00	13,935
		45,892
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $71,542)	62,892

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments December 31, 2025

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
275,163	State Street Navigator Securities Lending Government Money Market Portfolio, 3.804%†*** (Cost $275,163)	$275,163
	TOTAL INVESTMENTS (99.2%) (Cost $15,897,021)	33,855,761
OTHER ASSETS, LESS LIABILITIES (0.8%)		275,088
NET ASSETS (100.0%)		$34,130,849
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-0.1%)#
	Consumer Discretionary (0.0%)
(12)	NIKE, Inc.
(76,452)	Put, 06/18/26, Strike $52.50	(1,926)
		(1,926)
	Energy (0.0%)
(13)	EQT Corp.
(69,680)	Put, 06/18/26, Strike $50.00	(4,095)
		(4,095)
	Financials (0.0%)
(4)	JPMorgan Chase & Co.
(128,888)	Call, 02/20/26, Strike $360.00	(352)
		(352)
	Industrials (0.0%)
(2)	GE Vernova, Inc.
(130,714)	Call, 02/20/26, Strike $770.00	(2,070)
		(2,070)
	Information Technology (0.0%)
(5)	Advanced Micro Devices, Inc.
(107,080)	Put, 01/30/26, Strike $190.00	(1,357)
(5)	Oracle Corp.
(97,455)	Put, 06/18/26, Strike $165.00	(5,850)
(3)	Palantir Technologies, Inc.
(53,325)	Put, 01/30/26, Strike $180.00	(2,798)
		(10,005)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $19,980)	(18,448)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $177,502.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

^  Security, or portion of security, is on loan.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at December 31, 2025.

†  Represents investment of cash collateral received from securities on loan as of December 31, 2025.

***  The rate disclosed is the 7 day net yield as of December 31, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the "Trust"), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

www.calamos.com

Notes to Financial Statements

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of December 31, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.

Allocation of Expenses. Expenses directly attributable to the Portfolio are charged to the Portfolio; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Portfolio's taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

The Portfolio recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2022 – 2025 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and Trustees against certain liabilities incurred by them by reason of having been an officer or Trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio's management expects the risk of material loss in connection to a potential claim to be remote.

Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker ("CODM") provided by Financial Accounting Standards Board (FASB) "Accounting Standards Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures," the Portfolio's CODM consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. The Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Portfolio. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Portfolio's financial statements and financial highlights.

New Accounting Pronouncement. On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to Accounting Standards Codification (ASC) 740, Income Taxes. The Portfolio has adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Portfolio's financial statements.

Note 2 – Investment Adviser and Transactions with Affiliates or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%.

The Portfolio reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statement of Operations.

A Trustee and certain officers of the Trust are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of their compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. The Portfolio's obligation, if any, to make payments under the Plan is a general obligation of the Portfolio and is included in "Payable for deferred compensation to trustees" on the Statement of Assets and Liabilities at December 31, 2025. Deferred compensation of $117,620 is included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2025.

www.calamos.com

Notes to Financial Statements

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments for the year ended December 31, 2025 were as follows:

	U.S. GOVERNMENT SECURITIES	OTHER
Cost of purchases	$—	$10,708,713
Proceeds from sales	—	14,299,059

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2025 was as follows:

Cost basis of investments	$16,303,938
Gross unrealized appreciation	17,741,962
Gross unrealized depreciation	(208,587)
Net unrealized appreciation (depreciation)	17,533,375

For the fiscal year ended December 31, 2025, the Portfolio recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

Paid-in capital	$(743)
Undistributed net investment income/(loss)	159,250
Accumulated net realized gain/(loss) on investments	(158,507)

Distributions were characterized for federal income tax purposes as follows:

	YEAR ENDED DECEMBER 31, 2025	YEAR ENDED DECEMBER 31, 2024
Distributions paid from:
Ordinary income	$232,207	$120,038
Long-term capital gains	2,600,700	469,222
Return of capital	—	—

As of December 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$197,689
Undistributed capital gains	2,712,517
Total undistributed earnings	2,910,206
Accumulated capital and other losses	—
Net unrealized gains/(losses)	17,533,375
Total accumulated earnings/(losses)	20,443,581
Other	(343,830)
Paid-in-capital	14,031,098
Net assets applicable to common shareholders	$34,130,849

Note 5 – Derivative Instruments

Foreign Currency Risk. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

To mitigate the counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs Over-The-Counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between the Portfolio and the counterparty and the amount of collateral due from the Portfolio or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. When a Portfolio is required to post collateral under the terms of a derivatives transaction and master netting agreement, the Portfolio's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among the Portfolio, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that the Portfolio defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to the Portfolio's custodian. The master netting agreement provides, in relevant part, that the Portfolio may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Portfolio realizes a gain or loss when a position is closed or upon settlement of the contracts.

As of December 31, 2025, the Portfolio had no outstanding forward foreign currency contracts.

Equity Risk. The Portfolio may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Portfolio may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). The Portfolio may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Portfolio's holdings, on broad-based securities indexes, or certain ETFs.

When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statement of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Portfolio do not typically give rise to counterparty credit risk since options written obligate the Portfolio and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

www.calamos.com

Notes to Financial Statements

As of December 31, 2025, the Portfolio had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of December 31, 2025, the Portfolio had outstanding derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$62,892	$—
Exchange-Traded Written Options(2)	—	18,448
	$62,892	$18,448

For the year ended December 31, 2025, the volume of derivative activity for the Portfolio is reflected below:*

VOLUME
Exchange-Traded Purchased options(1)	1,162
Exchange-Traded Written options(2)	216

(1)  Generally, the Statement of Assets and Liabilities location for Exchange-Traded Purchased Options is "Investments in securities, at value".

(2)  Generally, the Statement of Assets and Liabilities location for Exchange-Traded Written Options is "Options written, at value".

*  Activity during the period is measured by opened number of contracts for options purchased or written (measured in notional).

Note 6 – Securities Lending

The Portfolio may loan one or more of its securities to broker-dealers and banks through the Securities Loan Agreement. In the Securities Loan Agreement, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of the Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash collateral, the Portfolio's securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio's security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Notes to Financial Statements

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Portfolio as of December 31, 2025.

AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
$275,163	$—	$275,163	$269,652	$—	$269,652	$5,511

Note 7 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments.

The following is a summary of the inputs used in valuing the Portfolio's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,597,862	$—	$5,597,862
Common Stocks	26,415,615	—	—	26,415,615
Convertible Preferred Stocks	948,984	32,090	—	981,074
Exchange-Traded Fund	237,966	—	—	237,966
U.S. Government and Agency Security	—	285,189	—	285,189
Exchange-Traded Purchased Options	62,892	—	—	62,892
Investment of Cash Collateral For Securities Loaned	—	275,163	—	275,163
Total	$27,665,457	$6,190,304	$—	$33,855,761
Liabilities:
Exchange-Traded Written Options	$18,448	$—	$—	$18,448
Total	$18,448	$—	$—	$18,448

Note 8 – Subsequent Events

Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

www.calamos.com

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos Advisors Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Calamos Growth and Income Portfolio (the "Fund"), a series of the Calamos Advisors Trust (the "Trust"), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

February 10, 2026

We have served as the auditor of one or more Calamos investment companies since 2003.

CALAMOS GROWTH AND INCOME PORTFOLIO ANNUAL REPORT

Tax Information (Unaudited)

We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2026, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2025. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Portfolio hereby designates $2,600,700 as capital gain dividends for the fiscal year ended December 31, 2025.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates $100,052, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended December 31, 2025.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2025.

www.calamos.com

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Trust held a special meeting of shareholders on August 19, 2025. The purpose of the special meeting was to elect six trustees to the Trust’s board of trustees, and to consider and act upon the other below proposals (the “Proposals”).

Proposal 1: Election of Trustees

Ms. Karen L. Stuckey and Messrs. Hugh P. Armstrong, John S. Koudounis, Jeffrey S. Phlegar, Christopher M. Toub and Lloyd A. Wennlund were nominated for election as trustees. Each nominee, except for Hugh P. Armstrong, John S. Koudounis and Jeffrey S. Phlegar, is currently a trustee of the Trust and all nominees were elected by a plurality vote as follows:

TRUSTEE NOMINEE	VOTES FOR	VOTES WITHHELD	BROKER NON- VOTES AND ABSTENTIONS
Hugh P. Armstrong	1,482,363	2,227	0
John S. Koudounis	1,482,363	2,227	0
Jeffrey S. Phlegar	1,482,363	2,227	0
Karen L. Stuckey	1,479,394	5,196	0
Christopher M. Toub	1,482,363	2,227	0
Lloyd A. Wennlund	1,482,363	2,227	0

Proposal 2:	To amend the Agreement and Declaration of Trust to remove the ability of shareholders to remove trustees of the Trust.
Proposal 3:	To amend the Agreement and Declaration of Trust to modernize provisions relating to shareholder meetings, remove the ability of shareholders to call shareholder meetings and remove the ability of shareholders to request certain information.
Proposal 4:	To amend the Agreement and Declaration of Trust to permit reorganizations and termination of the Trust or series of the Trust without shareholder approval unless required by applicable law.
Proposal 5:	To amend the Agreement and Declaration of Trust to permit amendments to the Agreement and Declaration of Trust without shareholder approval.
Proposal 6:	To amend the Agreement and Declaration of Trust to add requirements governing direct and derivative shareholder claims.
Proposal 7:	To approve the elimination of a fundamental investment restriction limiting the fund’s investment in illiquid securities to no more than 10% of net assets.

The Proposals were approved by the shareholders with the following votes:

PROPOSAL	VOTES FOR	VOTES AGAINST	BROKER NON- VOTES AND ABSTENTIONS
Proposal 2	1,282,686	201,310	594
Proposal 3	1,282,092	201,904	594
Proposal 4	1,283,873	200,123	594
Proposal 5	1,302,728	181,268	594
Proposal 6	1,428,176	22,714	33,700
Proposal 7	1,381,559	72,300	30,731

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

1. Aggregate remuneration paid to all trustees by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos Advisors Trust, do not receive remuneration for services provided to the Calamos Advisors Trust.

2. Not applicable.

3. The Chief Compliance Officer of the Calamos Advisors Trust, is the only officer who receives compensation from the Calamos Advisors Trust. Effective July 29, 2025 Walter Kelly became the Chief Compliance Officer of the Trust. Prior to July 29, 2025, Mark J. Mickey, was the Chief Compliance Officer of the Trust. Aggregate remuneration paid to Mr. Kelly and Mr. Mickey by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under Item 7 of the N-CSR.

4. Not applicable.

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS.

Not applicable.

ITEM 12: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14: PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 16: CONTROLS AND PROCEDURES.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17: DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19: EXHIBITS.

(a)(1)	Code of Ethics.
(a)(2)	Not applicable
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable
(a)(5)	Not applicable
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	February 17, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	February 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	February 17, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	February 17, 2026